Leases_Total investment in finance lease and present value of the minimum lease payments to be recovered (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	₩ 654,759
Net investment in lease	586,195
Within one year
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	24,649
Net investment in lease	23,957
After one year but within two years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	48,781
Net investment in lease	45,575
After two years but within three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	132,894
Net investment in lease	120,414
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	171,137
Net investment in lease	151,756
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	277,282
Net investment in lease	244,481
After five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Total investment in lease	16
Net investment in lease	₩ 12